SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
Total notes payable	$ 146,000	$ 146,000	$ 146,000
Less: current portion of notes payable
Notes payable – long-term	146,000	146,000	$ 146,000
Notes payable	$ 146,000	$ 146,000